Payable Third-Party Loans - Schedule of Payable Third-Party Loans (Details) - Loans Payable [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Payable Third-Party Loans [Line Items]
Third-party loans	¥ 6,208	¥ 1,078
Third-Party [Member]
Schedule of Payable Third-Party Loans [Line Items]
Third-party loans	¥ 6,208	¥ 1,078